Contractual Commitments - Agreements of Extension of Concessions - Additional Information (Detail)				12 Months Ended
	Jun. 30, 2021	Mar. 30, 2021	Jul. 24, 2013	Dec. 31, 2021
Province of Neuquen [member] | Loma La Lata - Sierra Barrosa [Member]
Unconventional exploration concessions
Extended period			90 days
Capex S A Metroholding S A And Corporation Financeria Internacional [Member] | Loma Negra [Member]
Unconventional exploration concessions
Exploitation concessions, extended term				10 years
Exploitation concession year upto which it is extended		2034
San Jorge Energy S A [Member] | La Yasera [Member]
Unconventional exploration concessions
Exploitation concession year upto which it is extended	2027